Estimated fair market value of the derivative liability (Detail) - Convertible Debt [Member] - USD ($)	6 Months Ended	12 Months Ended
	Mar. 31, 2016	Sep. 30, 2015
Derivative [Line Items]
Conversion of Notes		$ (87,291)
Fair Value, Inputs, Level 3 [Member]
Derivative [Line Items]
Beginning balance	$ 335,092	0
Issuances		354,988
Conversion of Notes	(142,964)	(87,291)
Adjustments to estimated fair value	(192,128)	67,395
Ending balance	$ 0	$ 335,092